August 14, 2017	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Request for Selective Review of Post-Effective Amendment No. 127 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The purpose of this filing is to add three new series to the Trust — 1290 VT Multi-Alternative Strategies Portfolio, AXA/AB Dynamic Aggressive Growth Portfolio, and AXA/JPMorgan Strategic Allocation Portfolio (each, a “Portfolio” and together, the “Portfolios”). Each Portfolio will have two classes of shares — Class IB and Class K. This filing is not intended to affect the prospectus or statement of additional information of any other previously registered series (or class of such series) of the Trust. The Post-Effective Amendment includes (i) a prospectus for 1290 VT Multi-Alternative Strategies Portfolio, (ii) a combined prospectus for AXA/AB Dynamic Aggressive Growth Portfolio and AXA/JPMorgan Strategic Allocation Portfolio (each, a “Prospectus” and together, the “Prospectuses”), and (iii) a combined statement of additional information (the “SAI”) for all three Portfolios.

1290 VT Multi-Alternative Strategies Portfolio is essentially a “clone” of an existing retail mutual fund that was filed with the Securities and Exchange Commission (the “SEC”) and previously reviewed by the Staff in a post-effective amendment to 1290 Funds’ Registration Statement as noted below. However, in addition to being an insurance product mutual fund, 1290 VT Multi-Alternative Strategies Portfolio has a different multiple class structure than the retail mutual fund. The Trust and 1290 Funds are two of the three registered investment companies in the fund complex.

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Except for certain asset allocation percentage differences described in the following sentences, AXA/AB Dynamic Aggressive Growth Portfolio is an 80%/20% “clone” of an existing 70%/30% series of the Trust that was filed with the SEC and previously reviewed by the Staff in a post-effective amendment to the Trust’s Registration Statement as noted below. Under normal market conditions, it is expected that the AXA/AB Dynamic Aggressive Growth Portfolio’s asset allocation will be approximately 80% [versus 70%] in equity securities (or financial instruments that provide investment exposure to such securities) and approximately 20% [versus 30%] in fixed income securities (or financial instruments that provide investment exposure to such securities). The AXA/AB Dynamic Aggressive Growth Portfolio’s equity investments may range from 0% to 90% [versus 0% to 80%] of the Portfolio’s net assets depending on volatility. Likewise, the AXA/AB Dynamic Aggressive Growth Portfolio’s fixed income investments may range from 10% to 100% [versus 20% to 100%] of the Portfolio’s net assets depending on volatility. However, under normal market conditions the AXA/AB Dynamic Aggressive Growth Portfolio’s allocations to equity securities and fixed income securities will not increase or decrease by more than 5% in a day.

With regard to 1290 VT Multi-Alternative Strategies Portfolio, the investment objective and principal investment strategies and risks disclosure included in the “About the Investment Portfolio” section of its Prospectus in the Post-Effective Amendment does not differ in any significant way from the corresponding disclosure included in the prospectus for 1290 Multi-Alternative Strategies Fund contained in the currently effective Registration Statement for 1290 Funds and previously reviewed by the Staff in the following post-effective amendments to 1290 Funds’ Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 34 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0001193125-16-794568) (December 15, 2016).

•	Post-Effective Amendment No. 4 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for 1290 Multi-Alternative Strategies Fund (Accession No. 0001193125-15-136151) (April 17, 2015).

With regard to AXA/AB Dynamic Aggressive Growth Portfolio, except for the asset allocation percentage differences described above, the investment objective and principal investment strategies and risks disclosure included in the “About the Investment Portfolios” section of its Prospectus in the Post-Effective Amendment does not differ in any significant way from the corresponding disclosure included in the prospectus for AXA/AB Dynamic Growth Portfolio contained in the currently effective Registration Statement for the Trust and previously reviewed by the Staff in the following post-effective amendments to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0001193125-17-025910) (January 31, 2017).

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•	Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for AXA/AB Dynamic Growth Portfolio (Accession No. 0001193125-15-019016) (January 23, 2015).

Furthermore, with regard to all three Portfolios, the disclosure of the fundamental investment restrictions and the related notations included under the heading “Trust Investment Policies” in the SAI in the Post-Effective Amendment does not differ in any significant way from the corresponding disclosure included in the statement of additional information contained in the Trust’s currently effective Registration Statement and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•	Post-Effective Amendment No. 123 to the Trust’s Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0001193125-17-025910) (January 31, 2017).

The Staff also previously reviewed the form of disclosure of the fundamental investment restrictions and the related notations in Post-Effective Amendment No. 34 to 1290 Funds’ Registration Statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0001193125-16-794568) (December 15, 2016).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The Post-Effective Amendment is scheduled to become effective on October 28, 2017, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by September 28, 2017. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

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Enclosure

cc:	Patricia Louie, Esq.

Anthony Geron, Esq.

Kiesha T. Astwood-Smith, Esq.

AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP